Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 55,394	$ 8,056
Restricted cash	833	833
Receivables, prepaids and deposits	1,017	979
Deferred financing costs	1,888
Organoclay inventories	2,086	531
Total current assets	61,218	10,399
NON-CURRENT ASSETS
Restricted cash	983	1,817
Loans to Joint Venture	11,479
Investment in Joint Venture	19,637	13,136
Property, plant and equipment	18,070	18,502
Exploration and evaluation assets	2,104	1,447
Total non-current assets	52,273	34,902
TOTAL ASSETS	113,491	45,301
CURRENT LIABILITIES
Accounts payable and accrued liabilities	3,546	1,637
Current portion of long-term borrowings	178	169
Total current liabilities	3,724	1,806
LONG-TERM LIABILITIES
Long-term borrowings	751	902
Decommissioning provision	249	170
Total long-term liabilities	1,000	1,072
TOTAL LIABILITIES	4,724	2,878
SHAREHOLDERS’ EQUITY
Share capital	197,390	108,670
Contributed surplus	20,812	11,948
Accumulated other comprehensive loss	(114)	(2,124)
Deficit	(109,321)	(76,071)
TOTAL SHAREHOLDERS’ EQUITY	108,767	42,423
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 113,491	$ 45,301